SUBSEQUENT EVENTS (Details Textual)	1 Months Ended
	Feb. 28, 2017 $ / shares shares	May 20, 2016 USD ($)	Jan. 20, 2016 USD ($)	Feb. 07, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares
Brushy Resources, Inc [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares					2,542,397	2,542,397
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 1.00	$ 2,542,397
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					2,542,397	1.00
Long-term Line of Credit					$ 11,000,000
Subsequent Event [Member] | Credit Agreement [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity				$ 11,900,000
Subsequent Event [Member] | Maximum [Member] | Credit Agreement [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Loans Payable				38,100,000
Subsequent Event [Member] | Minimum [Member] | Credit Agreement [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Loans Payable				$ 31,000,000
Subsequent Event [Member] | Brushy Resources, Inc [Member]
Subsequent Event [Line Items]
Increase Decrease In Refundable Deposit			$ 1
Refundable Deposit			$ 2
Stock Exchange Ratio			4.550916
Legal Fees		$ 30,000
Line of Credit Facility, Periodic Payment		79,772.64
Long-term Line of Credit		$ 18,938.11
Subsequent Event [Member] | June 2016 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				738,638
Subsequent Event [Member] | June 2016 Private Placement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 2.50
Subsequent Event [Member] | June 2016 Private Placement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.01
Subsequent Event [Member] | March 2017 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	0.50
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 4.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	2.6
Sale of Stock, Number of Shares Issued in Transaction | shares	5.2
Conversion of Stock, Shares Issued | shares	5.2
Sale of Stock, Price Per Share | $ / shares	$ 3.85
Share Price | $ / shares	$ 6.30